Financial risk management objectives and policies - Summary of Foreign Currency Sensitivity Exchange Rates (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019 USD ($)
Bottom of range [member]
Disclosure Of Foreign Currency Sensitivity Exchange Rates [Line Items]
Change in USD rate	(5)	(5)	(5)
Effect on profit before tax			$ (23)
Top of range [member]
Disclosure Of Foreign Currency Sensitivity Exchange Rates [Line Items]
Change in USD rate	5	5	5
Effect on profit before tax			$ 23